Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 MXN ($)		Dec. 31, 2016 MXN ($)
Statement of comprehensive income [abstract]
Consolidated net income	$ 33,079	$ 1,684	$ 37,206	[2]	$ 27,175
Items that will be reclassified to consolidated net income, net of tax:
Valuation of the effective portion of derivative financial instruments	(592)	(30)	(439)		1,732
Income (loss) on hedge of a net investment in foreign operations	724	37	(1,259)		(1,443)
Exchange differences on the translation of foreign operations and equity accounted investees	(13,174)	(671)	14,482		30,763
Share of other comprehensive loss of equity accounted investees	(360)	(18)	(2,013)		(2,228)
Total items that will be reclassified	(13,402)	(682)	10,771		28,824
Items that will not to be reclassified to consolidated net income in subsequent periods, net of tax:
Loss due to changes in the fair value in equity financial instruments	(1,039)	(53)
Share of other comprehensive income (loss) of equity accounted investees	597	30	69		(1,004)
Remeasurements of the net defined benefit liability	551	28	(7)		(167)
Total items that will not be reclassified	109	5	62		(1,171)
Other items of comprehensive (loss) income, net of tax	(13,293)	(677)	10,833		27,653
Consolidated comprehensive income, net of tax	19,786	1,007	48,039		54,828
Controlling interest comprehensive income	14,776	753	46,052		39,330
Reattribution to non-controlling interest of other comprehensive income by acquisition of Vonpar			(51)
Controlling interest comprehensive income	14,776	753	46,001		39,330
Non-controlling interest comprehensive income	5,010	254	1,987		15,498
Reattribution from controlling interest of other comprehensive income by acquisition of Vonpar			51
Non-controlling interest comprehensive income	5,010	254	2,038		15,498
Consolidated comprehensive income, net of tax	19,786	1,007	48,039		54,828
Controlling comprehensive income from continuing operations, net of tax	4,540	231	20,895		25,891
Controlling comprehensive income from discontinued operations, net of tax	4,804	245	1,790
Non-controlling comprehensive income from continuing operations, net of tax	10,236	521	25,106		$ 28,937
Non-controlling comprehensive income from discontinued operations, net of tax	$ 206	$ 11	$ 248

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1